Goodwill - Schedule Of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Beginning balance		¥ 4,306,829	¥ 22,130
Goodwill acquired			3,994,358
Foreign exchange differences		53,781	290,341
Ending balance	$ 626,362	4,360,610	4,306,829
Momo Inc [Member]
Goodwill [Line Items]
Beginning balance		22,130	22,130
Ending balance		22,130	22,130
Tantan Limited [Member]
Goodwill [Line Items]
Beginning balance		4,284,699
Goodwill acquired			3,994,358
Foreign exchange differences		53,781	290,341
Ending balance		¥ 4,338,480	¥ 4,284,699